Related Parties - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchased service / interest	$ 32,781	$ 21,141	$ 39,940
Sold service	597	818	3,715
Receivables	896	1,548
Payables/ borrowings	217,956	163,289
Gross private placement equity offering fee	4,141	0	0
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	11,968	5,415
Sold service	0	0
Receivables	0	0
Payables/ borrowings	76,556	64,588
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	9,193	1,254
Sold service	0	0
Receivables	0	765
Payables/ borrowings	49,560	81,254
Gross private placement equity offering fee	3,300
Aztiq Fjárfestingar ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	216	120
Sold service	4	0	0
Receivables	0	0
Payables/ borrowings	0	20
Fasteignafélagið Sæmundur hf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		7,189	7,762
Sold service		0	0
Receivables		0
Payables/ borrowings		0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		0
Sold service		196
Receivables		0
Payables/ borrowings		0
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	178	442
Sold service	69	0
Receivables	0	0
Payables/ borrowings	54	25
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	88
Sold service	0
Receivables	0
Payables/ borrowings	422
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	19	465	454
Sold service	1	174	2,308
Receivables	0	0
Payables/ borrowings	484	484
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0	6
Sold service	152	68	2
Receivables	16	1
Payables/ borrowings	0	0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	273		299
Sold service	0		0
Receivables	0
Payables/ borrowings	581
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchased service / interest	3,382
Sold service	0
Receivables	0
Payables/ borrowings	65
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0	0
Sold service	29	3	312
Receivables	29	2
Payables/ borrowings	7,440	7,440
Lotus International Pte. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	2	4
Receivables	0	3
Payables/ borrowings	0	0
Alvogen Emerging Markets - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	108	98	238
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	0	0
Alvogen Korea co. Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		0	0
Sold service		1	9
Receivables		0
Payables/ borrowings		0
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	305	585	89
Sold service	0	266	654
Receivables	0	12
Payables/ borrowings	284	222
Alvotech and CCHT Biopharmaceutical Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	0	0
Receivables	758	758
Payables/ borrowings	539	0
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	402	1,218
Sold service	189	106
Receivables	86	0
Payables/ borrowings	337	349
Adalvo UK - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0
Sold service	49
Receivables	0
Payables/ borrowings	0
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	680
Sold service	0
Receivables	0
Payables/ borrowings	251
Floki Holdings S.à r.l. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	40
Sold service	0
Receivables	0
Payables/ borrowings	0
L41 ehf.
Disclosure of transactions between related parties [line items]
Purchased service / interest		26	29
Sold service		0	0
Receivables		0
Payables/ borrowings		0
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	603	1,216
Sold service	0	0	151
Receivables	7	7
Payables/ borrowings	0	0
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	14	117
Sold service	0	0
Receivables	0	0
Payables/ borrowings	15	0
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	642	301
Sold service	0	0
Receivables	0	0
Payables/ borrowings	170	31
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	3,807
Sold service	102
Receivables	0
Payables/ borrowings	69,732
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,682	1,516
Sold service	0	0
Receivables	0	0
Payables/ borrowings	$ 11,466	8,876
Alvogen Pharma Pvt Ltd - Sister Company
Disclosure of transactions between related parties [line items]
Purchased service / interest		1,159	491
Sold service		0	$ 0
Receivables		0
Payables/ borrowings		0
Lambahagavegur 7 ehf
Disclosure of transactions between related parties [line items]
Purchased service / interest		537
Sold service		0
Receivables		0
Payables/ borrowings		$ 0